--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200
================================================================================




Dear Shareholder:



We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 2002.


The Fund had net assets of $102,189,467 and 1,465 active shareholders as of August 31, 2002.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Tax Exempt Commercial Paper (10.70%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,238,000  Miami-Dade County, FL Aviation Notes                              09/04/02     1.35%  $  4,238,000      P1        A1+
   3,200,000  Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 10/24/02     1.30      3,200,000    VMIG-1      A1+
   1,400,000  Sunshine State Government Financing Commission
              Revenue Notes - Series F                                          10/09/02     1.25      1,400,000                A1
   2,100,000  Sunshine State Government Financing Commission - Series B         09/03/02     1.30      2,100,000                A1
------------                                                                                         -----------
  10,938,000  Total Tax Exempt Commercial Paper                                                       10,938,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (14.25%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,510,000  Coral Springs, FL (Water and Sewer) (b)                           09/01/03     1.46%  $  1,518,037
   1,450,000  Florida State Board of Education
              (Public Education) - Series C (b)                                 06/01/03     1.30      1,470,779
   4,000,000  Miami-Dade, FL School District TAN - Series 2002 (b)              06/26/03     1.51      4,039,881
   1,000,000  Orange County, FL School District TAN - Series 2001               09/16/02     1.98      1,000,311     MIG-1
   2,000,000  Palm Beach County, FL School District TAN - Series 2001           09/26/02     1.98      2,001,037     MIG-1    SP-1+
   4,500,000  Seminole County, FL School District TAN                           08/19/03     1.40      4,531,027     MIG-1
------------                                                                                         -----------
  14,460,000  Total Tax Exempt General Obligation Notes & Bonds                                       14,561,072
------------                                                                                         -----------
Variable Rate Demand Instruments (c) (76.40%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Nationsbank                                                   11/01/22     1.50%  $  1,000,000                A1+
   2,100,000  Brevard County, FL EDFA
              (Florida Institute of Technology Project) - Series A (b)
              LOC Amsouth Bank, N.A.                                            11/01/31     1.60      2,100,000
   3,000,000  City of Lakeland, FL Energy System RB - Series 2001A              10/01/35     1.35      3,000,000    VMIG-1      A1+
   5,000,000  Commonwealth of Puerto Rico Public Improvement
              Bonds Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    07/01/27     1.40      5,000,000                A1+
   2,600,000  Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22     1.40      2,600,000    VMIG-1      A1+
   1,914,000  Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05     1.61      1,914,000    VMIG-1
   3,115,000  Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04     1.55      3,115,000                A1+
   2,000,000  Florida COPS (Gulf Coast University Foundation, Inc.)
              LOC Wachovia Bank & Trust Company, N.A.                           08/01/32     1.45      2,000,000    VMIG-1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date    Yield     (Note 1)    Moody's  & Poor's
   ------                                                                            ----    -----      ------     -------  --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,200,000  Florida Finance Authority Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                                 06/01/12  1.80%  $  3,200,000    VMIG-1
   1,000,000  Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association                  12/01/29  1.31      1,000,000    VMIG-1
   2,500,000  Florida HFA HRB (Buena Vista Project) - Series AA
              Collateralized by Federal Home Loan Mortgage Corporation             11/01/07  1.21      2,500,000               A1+
   1,345,000  Florida HFA MHRB (Fairmount Oaks Project) - Series 1989E
              LOC Comerica Bank                                                    04/01/26  1.40      1,345,000               A1
   3,000,000  Florida HFA MHRB (Springs Colony Project) - Series 1985
              Collateralized by Federal National Mortgage Association              09/15/26  1.30      3,000,000               A1+
   1,800,000  Florida HFA (Multi-Family 1995 Remarketing)
              Guaranteed by Federal National Mortgage Association                  12/01/05  1.35      1,800,000               A1+
   3,640,000  Florida HFA P-Floats - Series PT-88                                  01/01/15  1.48      3,640,000               A1+
   3,000,000  Florida HFA RB (Club At Vero Apts E)
              LOC Bank of America                                                  06/01/17  1.27      3,000,000               A1+
   1,000,000  Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association              10/15/32  1.40      1,000,000               A1+
   1,000,000  Florida HFA (Town of Colony)
              LOC Credit Suisse First Boston                                       09/01/08  1.45      1,000,000               A1+
   2,375,000  Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation                 07/01/31  1.45      2,375,000               A1+
   1,975,000  Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (b)
              LOC Amsouth Bank, N.A.                                               05/01/18  1.50      1,975,000
     155,000  Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                      12/01/15  1.35        155,000    VMIG-1     A1+
     435,000  Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                      12/01/15  1.35        435,000    VMIG-1     A1+
   1,500,000  Hillsborough County, FL Aviation Authority (Delta Airlines Project)
              LOC Commerzbank, A.G.                                                12/01/30  1.40      1,500,000    VMIG-1     A1+
   3,100,000  Hillsborough County, FL Capital Improvement
              (Citrus Park Community Development District)
              LOC Dresdner Bank, A.G.                                              11/01/16  1.27      3,100,000    VMIG-1
     650,000  Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                            01/01/11  1.55        650,000      P1
   1,000,000  Jacksonville, FL Electric Authority (Electric System) - Series 2001B 10/01/30  1.80      1,000,000    VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date    Yield     (Note 1)    Moody's  & Poor's
   ------                                                                            ----    -----      ------     -------  --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,800,000  Jacksonville, FL (University Health Science Center) - Series 1989    07/01/19  1.65%  $  2,800,000    VMIG-1
   2,493,000  Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                     05/03/04  1.66      2,493,000               A1+
   1,525,000  Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (b)
              LOC Comerica Bank                                                    11/01/15  1.65      1,525,000
   2,000,000  Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                            08/01/18  1.45      2,000,000               A1
   1,900,000  Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank, N.A.                                              12/01/20  1.55      1,900,000    VMIG-1
     700,000  Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                            01/01/11  1.45        700,000      P1
   1,900,000  Palm Beach County, FL IDRB (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                              07/01/34  1.30      1,900,000               A1+
   1,700,000  Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust Bank                                              11/01/34  1.30      1,700,000               A1+
   1,000,000  Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                                  05/01/30  1.30      1,000,000               A1+
     650,000  Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto-Dominion Bank                                            01/01/11  1.45        650,000      P1
   5,000,000  Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                            10/01/32  1.39      5,000,000               A1+
   1,000,000  State of Florida
              Insured by FGIC                                                      07/01/16  1.45      1,000,000               A1+
   2,000,000  Sunshine State Government Finance Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                     07/01/16  1.40      2,000,000    VMIG-1
------------                                                                                         -----------
  78,072,000  Total Variable Rate Demand Instruments                                                  78,072,000
------------                                                                                         -----------
              Total Investments (101.35%) (Cost $103,571,072+)                                       103,571,072
              Liabilities In Excess Of Cash And Other Assets (-1.35%)                               (  1,381,605)
                                                                                                     -----------
              Net Assets (100.00%)                                                                  $102,189,467
                                                                                                    ============
              Net Asset Value, Offering And Redemption Price Per Share:

              Class A Shares, 47,664,212 Shares Outstanding (Note 3)                                $       1.00
                                                                                                    ============
              Class B Shares, 54,525,501 Shares Outstanding (Note 3)                                $       1.00
                                                                                                    ============


              +   Aggregate cost for federal income tax purpose is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================







FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.





KEY:

     COPS       =   Certificates of Participation                      IDA      =   Industrial Development Authority
     EDFA       =   Economic Development Finance Authority             IDRB     =   Industrial Development Revenue Bond
     FGIC       =   Financial Guaranteed Insurance Company             LOC      =   Letter of Credit
     FSA        =   Financial Security Assurance                       MHRB     =   Multi-Family Housing Revenue Bond
     HFA        =   Housing Finance Authority                          RB       =   Revenue Bond
     HFC        =   Housing Finance Commission                         TAN      =   Tax Anticipation Note
     HRB        =   Hospital Revenue Bond










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2002

================================================================================


INVESTMENT INCOME
Income:
   Interest.....................................................................   $ 1,621,495
                                                                                   -----------
Expenses: (Note 2)
   Investment management fee....................................................       384,377
   Administration fee...........................................................       201,798
   Shareholder servicing fee (Class A)..........................................       120,800
   Custodian fee................................................................        13,869
   Shareholder servicing and related shareholder expenses+......................        88,091
   Legal, compliance and filing fees............................................        73,816
   Audit and accounting.........................................................        96,827
   Trustees' fees...............................................................         7,427
   Other........................................................................         3,770
                                                                                   -----------
      Total expenses............................................................       990,775
      Less: Expenses paid indirectly (Note 2)...................................   (     4,142)
            Fees waived (Note 2)................................................   (   252,126)
                                                                                   -----------
      Net expenses..............................................................       734,507
                                                                                   -----------
Net investment income...........................................................       886,988

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................       -0-
                                                                                   -----------
Increase in net assets from operations..........................................   $   886,988
                                                                                   ===========


+ Includes class specific transfer agency expenses of $34,339 and $25,672 for Class A and Class B shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2002 AND 2001

================================================================================


                                                                              2002                      2001
                                                                       -----------------         -----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income..........................................    $          886,988        $        2,622,650

   Net realized gain (loss) on investments........................              -0-                        -0-
                                                                       -----------------         -----------------

Increase in net assets from operations............................               886,988                 2,622,650

Dividends to shareholders from:

   Net investment income:

   Class A........................................................    (          381,431)*      (        1,522,228)*

   Class B........................................................    (          505,557)*      (        1,100,422)*

Transactions in shares of beneficial interest (Note 3):

   Class A........................................................    (           38,908)       (       11,326,184)

   Class B........................................................            11,368,683                14,371,146
                                                                       -----------------         -----------------

       Total increase.............................................            11,329,775                 3,044,962

Net assets:

   Beginning of year..............................................            90,859,692                87,814,730
                                                                       -----------------         -----------------
   End of year....................................................    $      102,189,467        $       90,859,692
                                                                       =================         =================



     *   Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================
1.   Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 2002 the Manager voluntarily waived investment management fees and administration fees of $55,744 and $196,382 respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $50,664 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $4,142.

3.   Transactions in Shares of Beneficial Interest.

At August 31, 2002, an unlimited number of shares of beneficial interest ($.001 par value) were authorized and capital paid in amounted to $102,189,713. Transactions, all at $1.00 per share, were as follows:

                                                             Year                               Year
     Class A                                                Ended                              Ended
                                                        August 31, 2002                    August 31, 2001
                                                        ---------------                    ---------------
     Sold............................................       216,266,031                        255,012,750
     Issued on reinvestment of dividends.............           380,624                          1,490,094
     Redeemed........................................  (    216,685,563)                  (    267,829,028)
                                                        ---------------                    ---------------
     Net increase (decrease).........................  (         38,908)                  (     11,326,184)
                                                        ===============                    ===============

                                                             Year                               Year
     Class B                                                Ended                              Ended
                                                        August 31, 2002                    August 31, 2001
                                                        ---------------                    ---------------
     Sold............................................       176,675,854                        141,797,370
     Issued on reinvestment of dividends.............           400,202                          1,090,740
     Redeemed........................................  (    165,707,373)                  (    128,516,964)
                                                        ---------------                    ---------------
     Net increase (decrease).........................        11,368,683                         14,371,146
                                                        ===============                    ===============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
4.   Sales of Securities.

Accumulated undistributed realized losses at August 31, 2002 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2008.

5.   Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 67% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


6.   Financial Highlights.

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class A                                            2002         2001         2000         1999         1998
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income......................      0.008        0.027        0.031        0.025        0.029
Less distributions:
   Dividends from net investment income.......   (  0.008)    (  0.027)    (  0.031)    (  0.025)    (  0.029)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return..................................      0.81%        2.78%        3.09%        2.50%        2.92%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 47,664     $ 47,703     $ 59,029     $ 48,863     $119,754
Ratios to average net assets:
Expenses(a) (Net of fees waived)..............      0.90%        0.84%        0.85%        0.78%        0.75%
Net investment income.........................      0.79%        2.79%        3.06%        2.51%        2.86%
Management and Administration fees waived.....      0.26%        0.21%        0.30%        0.29%        0.27%
Expenses paid indirectly......................      0.00%        0.00%        0.00%        0.00%        0.00%



(a)  Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6.   Financial Highlights. (Continued)

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class B                                            2002         2001         2000         1999         1998
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.....................      0.011        0.030        0.033        0.028        0.032
Less distributions:
    Dividends from net investment income......   (  0.011)    (  0.030)    (  0.033)    (  0.028)    (  0.032)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return..................................      1.08%        3.07%        3.39%        2.80%        3.22%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 54,525     $ 43,157     $ 28,786     $ 24,448     $ 25,050
Ratios to average net assets:
Expenses(a) (Net of fees waived)..............      0.63%        0.57%        0.56%        0.50%        0.46%
Net investment income.........................      1.06%        2.95%        3.35%        2.78%        3.16%
Management and Administration fees waived.....      0.26%        0.21%        0.30%        0.29%        0.27%
Expenses paid indirectly......................      0.00%        0.00%        0.00%        0.00%        0.00%



(a)  Includes expenses paid indirectly












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================


To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those statements.






PricewaterhouseCoopers LLP
New York, New York
October 18, 2002




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                              Trustees and Officers Information
                                                      August 31, 2002+
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
                                                                                      Number of Portfolios in      Other
                          Position(s)   Term of Office  Principal Occupation(s)            Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past             Overseen by Director or     held by
     and Age                 Fund        Time Served            5 Years                      Officer              Director
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Disinterested Directors:
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. W. Giles Mellon,       Trustee          1994        Professor of Business         Director/Trustee of           N/A
Age 71                                                  Administration in the         eleven other portfolios
                                                        Graduate School of
                                                        Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Robert Straniere,          Trustee          1994        Owner, Straniere Law Firm     Director/Trustee of        WPG Funds
Esq., Age 61                                            since 1980 and counsel at     eleven other portfoilos      Group
                                                        Fisher, Fisher & Berger
                                                        since 1995.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. Yung Wong,             Trustee          1994        Managing Director of Abacus   Director/Trustee of           N/A
Age 64                                                  Associates, an investment     eleven other portfolios
                                                        firm, since 1996.
------------------------ ------------- --------------- ----------------------------- -----------------------  ---------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                       Trustees and Officers Information (continued)
                                                     August 31, 2002+
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
                                                                                     Number of Portfolios in       Other
                          Position(s)   Term of Office  Principal Occupation(s)           Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past            Overseen by Director or      held by
     and Age                 Fund        Time Served            5 Years                     Officer               Director
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Interested Director/Officers:
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Steven W. Duff,          President and       1994       Manager and President of     Director/Trustee and/or        N/A
Age 49                     Trustee**                    Reich & Tang Asset           Officer of sixteen
                                                        Management, LLC ("RTAM,      other portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM, LLC
                                                        since 1994.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Richard De Sanctis,      Treasurer and       1994       Executive Vice President,    Officer of sixteen             N/A
Age 46                     Assistant                    CFO of RTAM, LLC.            other portfolios
                           Secretary                    Associated with RTAM, LLC
                                                        since 1990.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Molly Flewharty,         Vice President      1995       Senior Vice President of     Officer of sixteen             N/A
Age 51                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1977.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President of     Officer of sixteen             N/A
Age 38                     Assistant                    RTAM, LLC.  Associated with  other portfolios
                           Treasurer                    RTAM, LLC since 1986.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Lesley M. Jones,         Vice President      1995       Senior Vice President of     Officer of ten other           N/A
Age 54                                                  RTAM, LLC.  Associated with  portfolios
                                                        RTAM, LLC since 1973.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Dana E. Messina,         Vice President      1995       Executive Vice President of  Officer of thirteen            N/A
Age 46                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1980.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







FL8/02A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











FLORIDA
DAILY
MUNICIPAL
INCOME
FUND
























                                  Annual Report
                                 August 31, 2002